UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
California Tax-Free Income Fund

Semiannual Report
11.30.12

A look at performance

Total returns for the period ended November 30, 2012

										Tax
	Average annual total			Cumulative total				SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)				yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]	yield (%)[2]

								as of	as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-12	11-30-12	11-30-12

Class A	8.14	4.98	4.62	–0.05	8.14	27.49	57.02	2.60	2.60	4.46

Class B	7.49	4.76	4.38	–0.72	7.49	26.18	53.58	1.98	1.88	3.40

Class C	11.39	5.07	4.22	3.28	11.39	28.07	51.21	1.98	1.88	3.40

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-13 for Class B and Class C shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.86	1.61	1.61
Gross (%)	0.86	1.71	1.71

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	California Tax-Free Income Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	11-30-02	$15,358	$15,358	$17,260	$17,005

Class C3	11-30-02	15,121	15,121	17,260	17,005

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays California Municipal Bond Index is an unmanaged index composed of California investment grade municipal bonds.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

Prior to December 14, 2012, the Fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the Fund added the Barclays California Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the Fund compares its performance to better reflect the universe of investment opportunities based on the Fund’s investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 Tax equivalent yield is based on the maximum federal income tax rate of 35% and a state tax rate of 10.3%. Share classes will differ due to varying expenses.

3 No contingent deferred sales charge is applicable.

Semiannual report | California Tax-Free Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2012 with the same investment held until November 30, 2012.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,046.70	$4.31

Class B	1,000.00	1,042.80	8.14

Class C	1,000.00	1,042.80	8.14

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	California Tax-Free Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2012, with the same investment held until November 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,020.90	$4.26

Class B	1,000.00	1,017.10	8.04

Class C	1,000.00	1,017.10	8.04

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.84%, 1.59% and 1.59% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | California Tax-Free Income Fund	9

Portfolio summary

Top 10 Holdings (26.4% of Net Assets on 11-30-12)[1,2]

Golden State Tobacco Securitization Corp., 5.000%, 6-1-35	5.1%

Santa Ana Financing Authority, 6.250%, 7-1-24	4.2%

Foothill Eastern Transportation Corridor Agency, Zero Coupon, 1-15-36	2.6%

Commonwealth of Puerto Rico, 6.500%, 7-1-15	2.3%

State of California, 6.500%, 4-1-33	2.2%

San Bernardino County, 5.500%, 8-1-17	2.2%

Inglewood Unified School District, 5.250%, 10-15-26	2.0%

California State Public Works Board, 5.000%, 12-1-19	2.0%

San Joaquin Hills Transportation Corridor Agency, Zero Coupon, 1-1-22	1.9%

Commonwealth of Puerto Rico, 5.750%, 7-1-41	1.9%

Sector Composition[1,3]

General Obligation Bonds	17.9%	Utilities	2.2%

Revenue Bonds		Water & Sewer	1.9%

Facilities	18.6%	Development	0.8%

Tobacco	12.1%	Pollution	0.8%

Transportation	12.0%	Other Revenue	16.4%

Education	7.4%	Short-Term Investments & Other	4.6%

Health Care	5.3%

Quality Composition[1,4]

AAA	4.2%

AA	17.2%

A	31.6%

BBB	26.6%

BB	4.8%

B	3.3%

Not Rated	7.7%

Short-Term Investments & Other	4.6%

1 As a percentage of net assets on 11-30-12.

2 Cash and cash equivalents not included.

3 The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. Investments focused on one sector may fluctuate more widely than investments diversified across sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors. If the Fund invests heavily in any one state or region, performance could be disproportionately affected by factors particular to that state or region.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-12 and do not reflect subsequent downgrades or upgrades, if any.

10	California Tax-Free Income Fund | Semiannual report

Fund’s investments

As of 11-30-12 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 95.4%				$273,206,182

(Cost $246,580,960)

California 86.7%				248,089,498

ABAG Finance Authority for Nonprofit Corps.
Institute on Aging (D)	5.650	08-15-38	$1,000,000	1,094,500

ABAG Finance Authority for Nonprofit Corps.
Sharp Healthcare	6.250	08-01-39	1,000,000	1,205,810

Anaheim Certificates of Participation
Convention Center (D)(P)	11.574	07-16-23	2,000,000	2,017,960

Anaheim Public Financing Authority
Public Improvement Project, Series C (D)(Z)	Zero	09-01-18	3,000,000	2,571,060

Antioch Public Financing Authority, Series B	5.850	09-02-15	820,000	822,239

Bay Area Toll Authority
San Francisco Bay Area	5.000	04-01-31	1,000,000	1,226,600

Belmont Community Facilities
Library Project, Series A (D)	5.750	08-01-24	1,000,000	1,291,120

California County Tobacco
Securitization Agency
Fresno County Funding Corp.	6.000	06-01-35	1,765,000	1,765,000

California County Tobacco
Securitization Agency
Kern County Corp., Series A	6.125	06-01-43	5,000,000	4,999,950

California County Tobacco
Securitization Agency
Public Improvements	5.250	06-01-21	4,465,000	4,470,671

California County Tobacco
Securitization Agency
Stanislaus Funding, Series A	5.500	06-01-33	785,000	762,463

California Educational Facilities Authority
College and University Financing Project	5.000	02-01-26	4,525,000	4,503,099

California Educational Facilities Authority
Woodbury University	5.000	01-01-25	1,800,000	1,839,600

California Educational Facilities Authority
Woodbury University	5.000	01-01-30	2,000,000	2,035,560

California Health Facilities Financing
Kaiser Permanente, Series A	5.250	04-01-39	2,500,000	2,761,100

California Health Facilities Financing Authority
Catholic Healthcare West, Series G	5.250	07-01-23	1,000,000	1,060,910

California Health Facilities Financing Authority
Providence Health and Services, Series C	6.500	10-01-33	1,000,000	1,231,180

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

California Health Facilities Financing Authority
Scripps Health, Series A	5.000	11-15-36	$1,000,000	$1,122,080

California Infrastructure & Economic
Development Bank California
Independent System Operator, Series A	6.250	02-01-39	2,000,000	2,193,400

California Infrastructure & Economic
Development Bank Performing Arts Center	5.000	12-01-27	500,000	550,320

California Pollution Control Financing Authority
Waste Management Inc., Series C, AMT (P)	5.125	11-01-23	2,000,000	2,185,660

California State Public Works Board
Department of Corrections, Series A (D)	5.000	12-01-19	5,000,000	5,724,700

California State Public Works Board
Department of Corrections, Series C	5.500	06-01-18	5,000,000	5,261,500

California State Public Works Board
Trustees California State University, Series D	6.250	04-01-34	2,000,000	2,470,860

California State Public Works Board
Various Capital Project, Series A	5.000	04-01-37	1,000,000	1,125,330

California State Public Works Board
Various Capital Project, Series G	5.000	11-01-37	1,000,000	1,131,940

California State University Revenue
College and University Revenue, Series A	5.250	11-01-34	1,000,000	1,153,810

California Statewide Communities
Development Authority American
Baptist Homes West	6.250	10-01-39	2,000,000	2,221,240

California Statewide Communities
Development Authority Kaiser
Permanente, Series A	5.000	04-01-42	2,000,000	2,323,520

California Statewide Communities
Development Authority Senior Living
of Southern California	7.250	11-15-41	1,700,000	1,978,817

California Statewide Communities
Development Authority Thomas Jefferson
School of Law, Series A (S)	7.250	10-01-38	2,000,000	2,045,400

California Statewide Communities
Development Authority University of
California — Irvine	5.750	05-15-32	1,230,000	1,349,113

California Statewide Financing Authority
Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,499,825

California Statewide Financing Authority
Tobacco Settlement, Series B	6.000	05-01-37	4,000,000	4,000,760

Capistrano Unified School District
No. 90-2 Talega	5.875	09-01-23	500,000	508,265

Capistrano Unified School District
No. 90-2 Talega	6.000	09-01-33	750,000	759,563

Center Unified School District, Series C (D)(Z)	Zero	09-01-16	2,145,000	2,007,227

Cloverdale Community Development Agency	5.500	09-01-38	3,000,000	2,695,830

Contra Costa County Public Financing
Authority, Series A (D)	5.000	06-01-28	1,230,000	1,232,226

Corona Community Facilities District
No. 97-2	5.875	09-01-23	975,000	979,631

12	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

East Side Union High School District-Santa
Clara County (D)	5.250	09-01-24	$2,500,000	$3,241,650

Folsom Public Financing Authority, Series B	5.125	09-01-26	1,000,000	1,031,400

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-25	6,615,000	3,224,085

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-36	30,000,000	7,494,900

Fresno Sewer Revenue, Series A–1 (D)	5.250	09-01-19	1,000,000	1,166,440

Golden State Tobacco Securitization Corp.
Escrowed to Maturity, Series 2003 A–1	6.250	06-01-33	1,495,000	1,538,101

Golden State Tobacco Securitization Corp.,
Series A (D)	5.000	06-01-35	13,750,000	14,572,113

Inglewood Unified School District (D)	5.250	10-15-26	5,000,000	5,851,850

Kern County, Capital Improvements Project,
Series A (D)	5.750	08-01-35	1,000,000	1,152,570

Laguna Salada Union School District,
Series C (D)(Z)	Zero	08-01-26	1,000,000	584,290

Lancaster School District
School Improvements (D)(Z)	Zero	04-01-19	1,730,000	1,478,043

Lancaster School District
School Improvements (D)(Z)	Zero	04-01-22	1,380,000	1,018,771

Lee Lake Water District Community Facilities
District No: 2 Montecito Ranch	6.125	09-01-27	1,200,000	1,210,296

Long Beach Harbor Revenue, Series A, AMT (D)	6.000	05-15-18	2,660,000	3,287,308

Long Beach Special Tax Community
Community Facilities, District 6	6.250	10-01-26	2,480,000	2,482,703

Los Angeles Community College District
2008 Election, Series A	6.000	08-01-33	4,000,000	5,114,880

Los Angeles Community Facilities District No: 3
Cascades Business Park	6.400	09-01-22	655,000	659,166

Los Angeles County Public Works
Financing Authority
Multiple Capital Projects II	5.000	08-01-42	1,000,000	1,149,540

Los Angeles Department of Water & Power
Power Systems, Series B	5.000	07-01-43	2,500,000	2,950,325

Los Angeles Department of Water & Power,
Series B	5.000	07-01-43	1,000,000	1,185,670

M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500	11-01-39	2,500,000	3,588,050

Modesto Community Facilities District No: 4-1	5.100	09-01-26	3,000,000	3,073,800

Northern California Power Agency
California — Oregon Transportation Project,
Series A (D)	7.000	05-01-13	35,000	35,900

Orange County Improvement Bond Act 1915,
Series B	5.750	09-02-33	1,365,000	1,380,984

Oxnard Community Facilities District: No. 3
Seabridge	5.000	09-01-35	1,490,000	1,511,858

Paramount Unified School District, Series B (D)(Z)	Zero	09-01-25	4,735,000	2,941,998

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

Pasadena California Certificates Participation
Refunding Old Pasadena Parking
Facility Project	6.250	01-01-18	$615,000	$694,802

Ripon Redevelopment Agency
Ripon Community Redevelopment Project (D)	4.750	11-01-36	1,540,000	1,540,616

San Bernardino County
Capital Facilities Project, Escrowed to
Maturity, Series B	6.875	08-01-24	350,000	500,420

San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08-01-17	5,910,000	6,223,230

San Bruno Park School District
School Improvements, Series B (D)(Z)	Zero	08-01-21	1,015,000	793,395

San Diego Public Facilities Financing Authority
Lease Revenue	5.250	03-01-40	1,000,000	1,105,710

San Diego Redevelopment Agency
City Heights, Series A	5.750	09-01-23	1,000,000	1,001,040

San Diego Redevelopment Agency
City Heights, Series A	5.800	09-01-28	1,395,000	1,396,186

San Diego Redevelopment Agency
Public Improvements, Series B (Z)	Zero	09-01-17	1,600,000	1,335,040

San Diego Redevelopment Agency
Public Improvements, Series B (Z)	Zero	09-01-18	1,700,000	1,327,479

San Diego Unified School District, Election
of 1998, Series A (D)(Z)	Zero	07-01-21	2,500,000	1,926,250

San Francisco City & County Redevelopment
Agency Community Facilities, District No. 6,
Series A	6.000	08-01-25	2,500,000	2,508,850

San Francisco City & County Redevelopment
Agency Department of General Services Lease,
No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,272,663

San Francisco City & County Redevelopment
Agency Mission Bay South Redevelopment,
Series D	7.000	08-01-41	1,000,000	1,169,990

San Francisco City & County Redevelopment
Financing Authority Mission Bay South
Redevelopment, Series D	6.625	08-01-39	1,000,000	1,124,510

San Francisco City & County Redevelopment
Financing Authority San Francisco
Redevelopment Projects, Series B	6.625	08-01-39	700,000	834,120

San Francisco State Building Authority, Series A	5.000	10-01-13	475,000	485,844

San Joaquin County
County Administration Building (D)	5.000	11-15-29	2,965,000	3,197,990

San Joaquin Hills Transportation Corridor
Agency Highway Revenue Tolls, Escrowed to
Maturity (Z)	Zero	01-01-14	5,000,000	4,978,900

San Joaquin Hills Transportation Corridor
Agency Highway Revenue Tolls, Escrowed
to Maturity (Z)	Zero	01-01-22	6,500,000	5,573,295

San Joaquin Hills Transportation Corridor
Agency Highway Revenue Tolls, Series A	5.750	01-15-21	5,000,000	5,012,950

San Mateo County Joint Power Authority (D)	5.000	07-01-21	1,815,000	2,157,527

Santa Ana Financing Authority
Police Administration & Holdings Facility,
Series A (D)	6.250	07-01-19	1,790,000	2,141,180

14	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

Santa Ana Financing Authority
Police Administration & Holdings Facility,
Series A (D)	6.250	07-01-24	$10,000,000	$11,896,100

Santa Fe Springs Community Development
Commission Construction Redevelopment
Project, Series A (D)(Z)	Zero	09-01-20	1,275,000	945,043

Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11-01-26	2,000,000	2,375,920

State of California (D)	4.750	04-01-29	170,000	170,065

State of California	5.000	02-01-38	3,000,000	3,488,190

State of California	5.000	09-01-41	1,500,000	1,731,870

State of California	5.000	10-01-41	2,000,000	2,311,740

State of California	5.000	09-01-42	1,000,000	1,168,900

State of California
Public Improvements	5.125	04-01-23	2,000,000	2,121,140

State of California
Recreation Facilities and School Improvements	6.500	04-01-33	5,000,000	6,421,850

State of California
Water, Utility and Highway Improvements	5.250	03-01-30	2,000,000	2,436,740

Torrance Hospital Revenue
Torrance Memorial Medical Center, Series A	5.500	06-01-31	2,000,000	2,005,000

Tuolumne Wind Project Authority
Tuolumne County Project, Series A	5.625	01-01-29	1,000,000	1,186,250

Vallejo Sanitation & Flood Control District (D)	5.000	07-01-19	1,742,000	1,823,647

West Covina Redevelopment Agency
Fashion Plaza	6.000	09-01-22	3,000,000	3,598,526

Puerto Rico 8.7%				25,116,684

Commonwealth of Puerto Rico	6.500	07-01-15	6,000,000	6,578,340

Commonwealth of Puerto Rico
Public Improvement, Series A	5.500	07-01-39	1,500,000	1,571,625

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07-01-41	5,000,000	5,359,900

Commonwealth of Puerto Rico, Series A	5.375	07-01-33	1,250,000	1,308,475

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07-01-24	1,750,000	2,033,745

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	5.125	07-01-37	1,000,000	1,023,150

Puerto Rico Highway &
Transportation Authority
Fuel Sales Tax Revenue, Series A (D)	5.000	07-01-38	80,000	80,002

Puerto Rico Highway &
Transportation Authority
Prerefunded, Series Z (D)	6.250	07-01-14	940,000	1,027,956

Puerto Rico Highway & Transportation Authority
Unrefunded, Series Z (D)	6.250	07-01-14	2,310,000	2,462,506

Puerto Rico Industrial Tourist Education
Medical & Environment Authority
Hospital de la Concepcion	6.500	11-15-20	500,000	502,535

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	3,000,000	3,168,450

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	15

	Par value	Value

Short-Term Investments 3.1%		$8,830,000

(Cost $8,830,000)

Repurchase Agreement 3.1%

Repurchase Agreement with State Street Corp. dated 11-30-12 at
0.010% to be repurchased at $8,830,007 on 12-3-12, collateralized by $9,015,000 Cash Management Bill, 0.010% due 12-31-12
(valued at $9,010,493)	$8,830,000	8,830,000

Total investments (Cost $255,410,960)† 98.5%		$282,036,182

Other assets and liabilities, net 1.5%		$4,161,691

Total net assets 100.0%		$286,197,873

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	2.9%
Assured Guarantee Corp.	0.4%
Assured Guaranty Municipal Corp.	6.1%
California Mortgage Insurance	0.4%
Financial Guaranty Insurance Company	5.2%
National Public Finance Guarantee Insurance Company	16.1%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $253,639,485. Net unrealized appreciation aggregated $28,396,697, of which $28,580,185 related to appreciated investment securities and $183,488 related to depreciated investment securities.

The Fund has the following sector composition as a percentage of total net assets on 11-30-12:

General Obligation Bonds	17.9%

Revenue Bonds

Facilities	18.6%
Tobacco	12.1%
Transportation	12.0%
Education	7.4%
Health Care	5.3%
Utilities	2.2%
Water & Sewer	1.9%
Development	0.8%
Pollution	0.8%
Other Revenue	16.4%
Short-Term Investments & Other	4.6%

16	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $255,410,960)	$282,036,182
Cash	834
Receivable for fund shares sold	1,486,630
Interest receivable	3,637,322
Other receivables and prepaid expenses	40,526

Total assets	287,201,494

Liabilities

Payable for fund shares repurchased	474,636
Distributions payable	264,603
Payable to affiliates
Accounting and legal services fees	19,206
Transfer agent fees	13,832
Distribution and service fees	30,660
Trustees’ fees	30,728
Management fees	127,653
Other liabilities and accrued expenses	42,303

Total liabilities	1,003,621

Net assets

Paid-in capital	$258,235,238
Undistributed net investment income	404,139
Accumulated net realized gain (loss) on investments	933,274
Net unrealized appreciation (depreciation) on investments	26,625,222

Net assets	$286,197,873

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($252,056,496 ÷ 22,300,498 shares)	$11.30
Class B ($2,612,905 ÷ 231,055 shares)[1]	$11.31
Class C ($31,528,472 ÷ 2,789,494 shares)[1]	$11.30

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$11.83

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$6,985,397

Total investment income	6,985,397

Expenses

Investment management fees	765,213
Distribution and service fees	347,793
Accounting and legal services fees	29,217
Transfer agent fees	81,758
Trustees’ fees	8,457
State registration fees	2,750
Printing and postage	7,104
Professional fees	24,072
Custodian fees	23,652
Registration and filing fees	6,669
Other	15,222

Total expenses	1,311,907
Less expense reductions	(16,365)

Net expenses	1,295,542

Net investment income	5,689,855

Realized and unrealized gain (loss)

Net realized gain on investments	988,671
Change in net unrealized appreciation (depreciation) of investments	5,982,945

Net realized and unrealized gain	6,971,616

Increase in net assets from operations	$12,661,471

18	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-12	ended
	(Unaudited)	5-31-12

Increase (decrease) in net assets

From operations
Net investment income	$5,689,855	$11,761,423
Net realized gain	988,671	580,901
Change in net unrealized appreciation (depreciation)	5,982,945	23,065,500

Increase in net assets resulting from operations	12,661,471	35,407,824

Distributions to shareholders
From net investment income
Class A	(5,054,132)	(10,448,639)
Class B	(42,282)	(85,506)
Class C	(508,055)	(1,028,477)

Total distributions	(5,604,469)	(11,562,622)

From Fund share transactions	5,523,522	(2,231,172)

Total increase	12,580,524	21,614,030

Net assets

Beginning of period	273,617,349	252,003,319

End of period	$286,197,873	$273,617,349

Undistributed net investment income	$404,139	$318,753

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	19

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning
of period	$11.02	$10.07	$10.32	$9.70	$10.36	$10.61	$10.93
Net investment income[3]	0.23	0.48	0.49	0.50	0.36	0.47	0.47
Net realized and unrealized gain
(loss) on investments	0.28	0.94	(0.26)	0.61	(0.65)	(0.25)	(0.32)
Total from investment operations	0.51	1.42	0.23	1.11	(0.29)	0.22	0.15
Less distributions
From net investment income	(0.23)	(0.47)	(0.48)	(0.49)	(0.36)	(0.46)	(0.47)
From net realized gain	—	—	—	—	(0.01)	(0.01)	—
Total distributions	(0.23)	(0.47)	(0.48)	(0.49)	(0.37)	(0.47)	(0.47)
Net asset value, end of period	$11.30	$11.02	$10.07	$10.32	$9.70	$10.36	$10.61
Total return (%)[4,5]	4.67[6]	14.43	2.29	11.69	(2.63)[6]	2.18	1.34

Ratios and supplemental data

Net assets, end of period
(in millions)	$252	$243	$224	$250	$248	$294	$304
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.84[7]	0.86	0.86	0.85	0.91[7,8]	0.81	0.81
Expenses net of fee waivers	0.84[7]	0.86	0.86	0.85	0.91[7,8]	0.81	0.81
Net investment income	4.18[7]	4.56	4.79	4.97	5.10[7]	4.45	4.33
Portfolio turnover (%)	4	9	2	9	26	22	41

1 Six months ended 11-30-12. Unaudited
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

20	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning
of period	$11.03	$10.07	$10.32	$9.70	$10.36	$10.61	$10.93
Net investment income[3]	0.19	0.40	0.40	0.41	0.30	0.38	0.38
Net realized and unrealized gain
(loss) on investments	0.28	0.95	(0.26)	0.61	(0.65)	(0.25)	(0.32)
Total from investment operations	0.47	1.35	0.14	1.02	(0.35)	0.13	0.06
Less distributions
From net investment income	(0.19)	(0.39)	(0.39)	(0.40)	(0.30)	(0.37)	(0.38)
From net realized gain	—	—	—	—	(0.01)	(0.01)	—
Total distributions	(0.19)	(0.39)	(0.39)	(0.40)	(0.31)	(0.38)	(0.38)
Net asset value, end of period	$11.31	$11.03	$10.07	$10.32	$9.70	$10.36	$10.61
Total return (%)[4,5]	4.28[6]	13.67	1.43	10.75	(3.25)[6]	1.31	0.48

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$2	$2	$4	$7	$10	$15
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.69[7]	1.71	1.71	1.70	1.76[7,8]	1.66	1.66
Expenses net of fee waivers	1.59[7]	1.62	1.71	1.70	1.76[7,8]	1.66	1.66
Net investment income	3.43[7]	3.79	3.92	4.12	4.25[7]	3.59	3.47
Portfolio turnover (%)	4	9	2	9	26	22	41

1 Six months ended 11-30-12. Unaudited
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

CLASS C SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning
of period	$11.02	$10.07	$10.32	$9.70	$10.36	$10.61	$10.93
Net investment income[3]	0.19	0.40	0.40	0.41	0.30	0.38	0.37
Net realized and unrealized gain
(loss) on investments	0.28	0.94	(0.26)	0.61	(0.65)	(0.25)	(0.31)
Total from investment operations	0.47	1.34	0.14	1.02	(0.35)	0.13	0.06
Less distributions
From net investment income	(0.19)	(0.39)	(0.39)	(0.40)	(0.30)	(0.37)	(0.38)
From net realized gain	—	—	—	—	(0.01)	(0.01)	—
Total distributions	(0.19)	(0.39)	(0.39)	(0.40)	(0.31)	(0.38)	(0.38)
Net asset value, end of period	$11.30	$11.02	$10.07	$10.32	$9.70	$10.36	$10.61
Total return (%)[4,5]	4.28[6]	13.56	1.43	10.76	(3.25)[6]	1.31	0.48

Ratios and supplemental data

Net assets, end of period
(in millions)	$32	$29	$26	$25	$17	$14	$10
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.69[7]	1.71	1.71	1.70	1.76[7,8]	1.66	1.66
Expenses net of fee waivers	1.59[7]	1.62	1.71	1.70	1.76[7,8]	1.66	1.66
Net investment income	3.43[7]	3.79	3.95	4.11	4.22[7]	3.60	3.47
Portfolio turnover (%)	4	9	2	9	26	22	41

1 Six months ended 11-30-12. Unaudited
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock California Tax-Free Income Fund (the Fund) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

22	California Tax-Free Income Fund | Semiannual report

As of November 30, 2012, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2012 were $834. For the six months ended November 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | California Tax-Free Income Fund	23

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $1,911,149 available to offset future net realized capital gains as of May 31, 2012.

The following table details the capital loss carryforward available as of May 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31,		NO EXPIRATION DATE
2017	2018	SHORT-TERM	LONG-TERM

$1,568,548	$206,417	$136,184	—

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities and distributions payable.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

24	California Tax-Free Income Fund | Semiannual report

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.550% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.500% of the next $500,000,000, (c) 0.475% of the next $1,000,000,000 and (d) 0.450% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended November 30, 2012 were equivalent to a net annual effective rate of 0.550% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

Class A	0.15%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive 0.10% of the distribution and service fees for Class B and Class C shares. The current waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time.

Accordingly, these fee limitations amounted to $1,257 and $15,108 for Class B and Class C shares, respectively, for the six months ended November 30, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $214,983 for the six months ended November 30, 2012. Of this amount, $1,454 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $206,874 was paid as sales commissions to broker-dealers and $6,655 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Semiannual report | California Tax-Free Income Fund	25

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2012, CDSCs received by the Distributor amounted to $677 for Class B shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$184,147	$72,141
Class B	12,563	738
Class C	151,083	8,879

Total	$347,793	$81,758

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, these Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

26	California Tax-Free Income Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2012 and for the year ended May 31, 2012 were as follows:

	Six months ended 11-30-12		Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,430,984	$15,901,736	2,252,330	$23,781,930
Distributions reinvested	334,427	3,719,476	680,924	7,213,593
Repurchased	(1,473,000)	(16,355,991)	(3,179,921)	(33,579,890)

Net increase (decrease)	292,411	$3,265,221	(246,667)	($2,584,367)

Class B shares

Sold	17,947	$199,792	61,476	$648,780
Distributions reinvested	2,691	29,941	5,011	53,125
Repurchased	(10,706)	(119,398)	(69,935)	(730,853)

Net increase (decrease)	9,932	$110,335	(3,448)	($28,948)

Class C shares

Sold	294,434	$3,272,982	429,795	$4,520,556
Distributions reinvested	22,505	250,334	47,072	498,358
Repurchased	(123,646)	(1,375,350)	(436,227)	(4,636,771)

Net increase	193,293	$2,147,966	40,640	$382,143

Net increase (decrease)	495,636	$5,523,522	(209,475)	($2,231,172)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $10,664,960 and $15,046,825, respectively, for the six months ended November 30, 2012.

Semiannual report | California Tax-Free Income Fund	27

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock California Tax-Free Income Fund (the Fund), the sole series of John Hancock California Tax-Free Income Fund (the Trust), met in-person on May 6–8 and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committee A was a standing committee of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the

28	California Tax-Free Income Fund | Semiannual report

Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under separate agreements. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the

Semiannual report | California Tax-Free Income Fund	29

Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

California Tax-Free Income Fund Class A Shares	12.05%	10.97%	4.07%	4.59%
California Municipal Debt Category Average	11.72%	10.23%	3.62%	4.39%
Barclay Muni Bond TR Index	10.70%	8.57%	5.22%	5.38%

The Board noted that the Fund outperformed its Category average performance for all periods shown. The Board also noted that the Fund outperformed its benchmark index’s performance over the one and three year periods, but underperformed its benchmark index’s performance over the five and ten year periods. The Board was aware that the benchmark is composed of securities that materially differ from the Fund’s investment focus on California issuers.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate pay’able by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

30	California Tax-Free Income Fund | Semiannual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was seven basis points above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A SHARES	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.55%	0.48%
Gross Expense Ratio	0.85%	0.85%
Net Expense Ratio	0.85%	0.83%

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board considered limited profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered basic assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any

Semiannual report | California Tax-Free Income Fund	31

economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

32	California Tax-Free Income Fund | Semiannual report

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock California Tax-Free Income Fund was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock California Tax-Free Income Fund.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	15,323,942.23	270,720.67
Peter S. Burgess	15,304,349.55	290,313.35
William H. Cunningham	15,332,886.41	261,776.49
Grace K. Fey	15,333,885.84	260,777.07
Theron S. Hoffman	15,333,885.84	260,777.07
Deborah C. Jackson	15,335,192.00	259,470.90
Hassell H. McClellan	15,294,387.63	300,275.27
James M. Oates	15,294,387.63	300,275.27
Steven R. Pruchansky	15,332,886.41	261,776.49
Gregory A. Russo	15,334,192.19	260,470.71
Non-Independent Trustees
James R. Boyle	15,295,693.41	298,969.49
Craig Bromley	15,334,192.19	260,470.71
Warren A. Thomson	15,334,192.19	260,470.71

Semiannual report | California Tax-Free Income Fund	33

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Advisers, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Steven R. Pruchansky, Vice Chairman	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

34	California Tax-Free Income Fund | Semiannual report

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.	53SA 11/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/13

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	January 22, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	January 22, 2013